Consolidated statement of cash flows - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
(Loss)/profit before tax		£ (959)		£ 1,023		£ (1,614)
Adjustments for non-cash items:
Depreciation, amortisation and impairment	[1]	128		174		1,273
Net loss/(gain) from investing activities	[2]	2,002		(62)		(99)
Share of loss/(profit) in associates and joint ventures		30		(191)		1
Change in expected credit losses gross of recoveries and other credit impairment charges		253		(171)		810
Provisions including pensions		192		104		424
Share-based payment expense		46		96		78
Other non-cash items included in loss/(profit) before tax		(242)		(198)		135
Elimination of exchange differences	[3]	(6,714)		4,926		(2,527)
Changes in operating assets and liabilities		37,454		9,602		35,418
– change in net trading securities and derivatives		(6,213)		8,157		8,070
– change in loans and advances to banks and customers		(2,717)		11,149		6,780
– change in reverse repurchase agreements – non-trading		6,251		9,538		16,084
– change in financial assets designated and otherwise mandatorily measured at fair value		2,729		(2,429)		735
– change in other assets		(7,329)		10,924		(7,513)
– change in deposits by banks and customer accounts		19,835		7,940		28,262
– change in repurchase agreements – non-trading		5,641		(7,643)		(14,482)
– change in debt securities in issue		(1,060)		(7,943)		(7,668)
– change in financial liabilities designated at fair value		(1,822)		(7,191)		(402)
– change in other liabilities		21,297		(12,295)		5,432
– dividend received from associates		7		0		0
– contributions paid to defined benefit plans		(10)		(24)		(22)
– tax received/(paid)		845		(581)		142
Net cash from operating activities		32,190		15,303		33,899
Cash flows from investing activities
– purchase of financial investments		(13,227)		(18,890)		(21,037)
– proceeds from the sale and maturity of financial investments		20,490		25,027		17,417
– net cash flows from the purchase and sale of property, plant and equipment		(20)		52		(70)
– net investment in intangible assets		(28)		(45)		(150)
– net cash outflow from investment in associates and acquisition of businesses and subsidiaries		(29)		(85)		(371)
– net cash flow on disposal of subsidiaries, businesses, associates and joint ventures		0		0		57
Net cash from investing activities		7,186		6,059		(4,154)
Cash flows from financing activities
– redemption of preference shares and other equity instruments		628		0		(318)
– subordinated loan capital issued		3,111		10,466		0
– subordinated loan capital repaid	[4]	(2,248)		(10,902)		(18)
– dividends to the parent company		(1,052)		(194)		(263)
– funds received from the parent company		1,465		0		1,000
– dividends paid to non-controlling interests		(2)		(1)		0
Net cash from financing activities		1,902		(631)		401
Net increase in cash and cash equivalents		41,278		20,731		30,146
Cash and cash equivalents at 1 Jan		140,923	[5]	125,304	[5]	92,338
Exchange difference in respect of cash and cash equivalents		7,706		(5,112)		2,820
Cash and cash equivalents at 31 Dec	[5]	189,907		140,923		125,304
Cash and cash equivalents comprise of
– cash and balances at central banks		131,433		108,482		85,092
– items in the course of collection from other banks		2,285		346		243
– loans and advances to banks of one month or less		13,801		7,516		8,676
– reverse repurchase agreement with banks of one month or less		23,182		17,430		21,020
– treasury bills, other bills and certificates of deposit less than three months		294		235		685
– cash collateral and net settlement accounts		19,213		7,403		9,878
– cash and cash equivalents held for sale6	[6]	1,925		0		0
Items in the course of transmission to other banks		£ (2,226)		£ (489)		£ (290)

[1]	Included within 2020 are the impact of impairment and write-offs related principally to our businesses in the UK and HSBC Continental Europe £(994)m.
[2]	balances include losses on disposal of businesses classified as held-for-sale as part of a broader restructuring of our European business.
[3]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[4]	Subordinated liabilities changes during the year are attributable to cash flows from issuance £3,111m (2021: £10,466m; 2020: nil) and repayment of £(2,248)m (2021: £(10,902)m; 2020: £(18)m) of securities as presented in the Consolidated statement of cash flows. Non-cash changes during the year included foreign exchanges gains/(losses) £711m (2021: £(512)m; 2020: £351m) and fair value gains/(losses) £(427)m (2021: £(82)m; 2020: £69m).
[5]	At 31 December 2022, £23,395m (2021: £9,410m; 2020: £11,828m) was not available for use by the group, of which £1,601m (2021: £1,393m; 2020: £2,460m) related to mandatory deposits at central banks.
[6]	Includes £1,562m of cash and balances at central banks (excluding the expected cash contribution as part of the planned sale of our retail banking operations in France. For further details, see Note 34); £208m of reverse repurchase agreements with banks of one month or less, £114m of loans and advances to banks of one month or less and remaining £41m relates to other cash and cash equivalents.